Fair Value Measurements	12 Months Ended
Dec. 31, 2017
Fair Value Measurements [Abstract]
FAIR VALUE MEASUREMENTS

15. FAIR VALUE MEASUREMENTS

The Company is required to determine the fair value of all derivatives except those which qualify for the NPNS exemption (refer to note 1), and uses a market approach to do so. The three levels of the fair value hierarchy are defined as follows:

Level 1 - Where possible, the Company bases the fair valuation of its financial assets and liabilities on quoted prices in active markets (“quoted prices”) for identical assets and liabilities.

Level 2 - Where quoted prices for identical assets and liabilities are not available, the valuation of certain contracts must be based on quoted prices for similar assets and liabilities with an adjustment related to location differences. Also, certain derivatives are valued using quotes from over-the-counter clearing houses.

Level 3 - Where the information required for a Level 1 or Level 2 valuation is not available, derivatives must be valued using unobservable or internally-developed inputs. The primary reasons for a Level 3 classification are as follows:

  While valuations were based on quoted prices, significant assumptions were necessary to reflect seasonal or monthly shaping and locational basis differentials.
  The term of certain transactions extends beyond the period when quoted prices are available, and accordingly, assumptions were made to extrapolate prices from the last quoted period through the end of the transaction term.
  The valuations of certain transactions were based on internal models, although quoted prices were utilized in the valuations.

Derivative assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.

The following tables set out the classification of the methodology used by the Company to fair value its derivatives:

As at	December 31, 2017
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$5	$-	$-	$5
Foreign exchange forwards	-	2	-	2
	5	2	-	7
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	127	-	127
Power purchases	5	-	-	5
Natural gas purchases and sales	-	5	-	5
Heavy fuel oil purchases	4	8	-	12
Foreign exchange forwards	-	32	-	32
	9	172	-	181
HFT derivatives
Power swaps and physical contracts	-	3	9	12
Natural gas swaps, futures, forwards, physical contracts and related transportation	-	26	25	51
	-	29	34	63
Other derivatives
Interest rate swap	-	2	-	2
	-	2	-	2
Total assets	14	205	34	253
Liabilities
Cash flow hedges
Power swaps	2	-	-	2
Foreign exchange forwards	-	5	-	5
	2	5	-	7
Regulatory deferral
Commodity swaps and forwards
Power purchases	3	-	-	3
Natural gas purchases and sales	5	1	-	6
Foreign exchange forwards	-	4	-	4
	8	5	-	13
HFT derivatives
Power swaps and physical contracts	49	5	(4)	50
Natural gas swaps, futures, forwards and physical contracts	6	47	187	240
	55	52	183	290
Total liabilities	65	62	183	310
Net assets (liabilities)	$(51)	$143	$(149)	$(57)

As at	December 31, 2016
millions of Canadian dollars	Level 1	Level 2	Level 3	Total
Assets
Cash flow hedges
Power swaps	$10	$-	$-	$10
	10	-	-	10
Regulatory deferral
Commodity swaps and forwards
Coal purchases	-	74	-	74
Power purchases	7	-	-	7
Natural gas purchases and sales	8	25	-	33
Heavy fuel oil purchases	3	5	1	9
Foreign exchange forwards	-	106	-	106
	18	210	1	229
HFT derivatives
Power swaps and physical contracts	(7)	1	-	(6)
Natural gas swaps, futures, forwards, physical contracts and related transportation	-	4	39	43
	(7)	5	39	37
Total assets	21	215	40	276
Liabilities
Cash flow hedges
Power swaps	4	-	-	4
Foreign exchange forwards	-	23	-	23
	4	23	-	27
Regulatory deferral
Power purchases	4	-	-	4
Heavy fuel oil purchases	-	6	-	6
Natural gas purchases and sales	1	1	-	2
	5	7	-	12
HFT derivatives
Power swaps and physical contracts	12	5	-	17
Natural gas swaps, futures, forwards and physical contracts	4	24	389	417
	16	29	389	434
Other derivatives
Foreign exchange forwards	-	1	-	1
Interest rate swaps	-	1	-	1
	-	2	-	2
Total liabilities	25	61	389	475
Net assets (liabilities)	$(4)	$154	$(349)	$(199)

The change in the fair value of the Level 3 financial assets for the year ended December 31, 2017 was as follows:

	Regulatory Deferral		HFT Derivatives
millions of Canadian dollars	Oil financial derivatives	Physical natural gas purchases and sales	Power	Naturalgas	Total
Balance, January 1, 2017	$1	$-	$-	$39	$40
Increase (reduction) in benefit included in regulated fuel for generation and purchased power	-	(1)	-	-	(1)
Unrealized gains (losses) included in regulatory assets or liabilities	(1)	1	-	-	-
Total realized and unrealized gains (losses) included in non-regulated operating revenues	-	-	9	1	10
Net transfers out of Level 3	-	-	-	(15)	(15)
Balance, December 31, 2017	$-	$-	$9	$25	$34

The change in the fair value of the Level 3 financial liabilities for the year ended December 31, 2017 was as follows:
	Regulatory Deferral		HFT Derivatives
millions of Canadian dollars	Oil financial derivatives	Physical natural gas purchases and sales	Power	Naturalgas	Total
Balance, January 1, 2017	$-	$-	$-	$389	$389
Increase (reduction) in benefit included in regulated fuel for generation and purchased power	-	(1)	-	-	(1)
Increase (reduction) in benefit included in non-regulated fuel for generation and purchased power	-	1	-	-	1
Total realized and unrealized gains (losses) included in non-regulated operating revenues	-	-	(5)	(206)	(211)
Net transfers into Level 3	-	-	1	4	5
Balance, December 31, 2017	$-	$-	$(4)	$187	$183

The Company evaluates the observable inputs of market data on a quarterly basis in order to determine if transfers between levels is appropriate. For the year ended December 31, 2017, transfers out of Level 3 were a result of an increase in observable inputs. For the year ended December 31, 2017, transfers into Level 3 were a result of a decrease in observable inputs.

Significant unobservable inputs used in the fair value measurement of Emera’s natural gas and power derivatives include third-party-sourced pricing for instruments based on illiquid markets; internally developed correlation factors and basis differentials; own credit risk; and discount rates. Internally developed correlations and basis differentials are reviewed on a quarterly basis based on statistical analysis of the spot markets in the various illiquid term markets.  Where possible, Emera also sources multiple broker prices in an effort to evaluate and substantiate these unobservable inputs.  Discount rates may include a risk premium for those long-term forward contracts with illiquid future price points to incorporate the inherent uncertainty of these points.  Any risk premiums for long-term contracts are evaluated by observing similar industry practices and in discussion with industry peers. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement.

The following table outlines quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy:

As at	December 31, 2017
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
HFT derivatives –	1	Modelled pricing	Third-party pricing	$24.88-$117.90	$92.93
Power swaps and			Probability of default	0.00%-0.01%	0.00%
physical contracts			Discount rate	0.00%-0.13%	0.00%
	8	Modelled pricing	Third-party pricing	$63.48-$117.00	$102.68
			Correlation factor	0.94%-0.99%	0.96%
			Probability of default	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.00%	0.00%
HFT derivatives –	18	Modelled pricing	Third-party pricing	$2.06-$8.24	$3.61
Natural gas swaps, futures,			Probability of default	0.00%-0.05%	0.00%
forwards, physical contracts			Discount rate	0.00%-0.29%	0.06%
and related transportation	7	Modelled pricing	Third-party pricing	$2.04-$12.52	$6.42
			Basis adjustment	0.08%-0.71%	0.52%
			Probability of default	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.09%	0.01%
Total assets	$34
Liabilities
HFT derivatives –	$(6)	Modelled pricing	Third-party pricing	$24.88-$117.90	$95.46
Power swaps and			Own credit risk	0.00%-0.01%	0.00%
physical contracts			Discount rate	0.00%-0.13%	0.00%
	2	Modelled pricing	Third-party pricing	$94.5-$117.00	$105.52
			Correlation factor	0.94%-0.99%	0.96%
			Probability of default	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.00%	0.00%
HFT derivatives –	172	Modelled pricing	Third-party pricing	$1.89-$11.81	$4.64
Natural gas swaps, futures,			Own credit risk	0.00%-0.00%	0.00%
forwards and physical contracts			Discount rate	0.00%-0.12%	0.02%
	15	Modelled pricing	Third-party pricing	$2.15-$12.52	$8.94
			Basis adjustment	0.08%-0.71%	0.53%
			Own credit risk	0.00%-0.00%	0.00%
			Discount rate	0.00%-0.08%	0.01%
Total liabilities	$183
Net assets (liabilities)	$(149)

As at	December 31, 2016
millions of Canadian dollars	Fair Value	ValuationTechnique	Unobservable Input	Range	Weighted average
Assets
Regulatory deferral – Financial	$1	Modelled pricing	Third-party pricing	$69.64	$69.64
oil derivatives			Probability of default	0.80%	0.80%
HFT derivatives –	27	Modelled pricing	Third-party pricing	$1.41 - $11.87	$3.87
Natural gas swaps,			Probability of default	0.00% - 0.07%	0.01%
futures, forwards,			Discount rate	0.00% - 0.32%	0.05%
physical contracts	12	Modelled pricing	Third-party pricing	$1.83 - $11.87	$6.16
and related transportation			Basis adjustment	(0.11)% - 0.64%	0.39%
			Probability of default	0.00% - 0.05%	0.00%
			Discount rate	0.00% - 0.10%	0.00%
Total assets	$40
Liabilities
HFT derivatives –	$386	Modelled pricing	Third-party pricing	$1.55 - $11.87	$6.26
Natural gas swaps, futures,			Own credit risk	0.00% - 0.07%	0.00%
forwards and physical contracts			Discount rate	0.00% - 0.14%	0.02%
	3	Modelled pricing	Third-party pricing	$1.83 - $11.87	$5.93
			Basis adjustment	(0.11)% - 0.64%	0.27%
			Own credit risk	0.00% - 0.05%	0.01%
			Discount rate	0.00% - 0.10%	0.01%
Total liabilities	389
Net assets (liabilities)	$(349)

The financial assets and liabilities included on the Consolidated Balance Sheets that are not measured at fair value consisted of the following:

As at
millions of Canadian dollars	Carrying Amount	Fair Value	Level 1	Level 2	Level 3	Total
December 31, 2017	$13,881	$15,217	$69	$14,346	$802	$15,217
December 31, 2016	$14,744	$15,723	$78	$14,843	$802	$15,723

The fair value of long-term debt instruments, classified as Level 1 in the fair value hierarchy, are valued using unadjusted quoted closing market prices that are traded in active markets.

Those classified as Level 2 are valued either by using recent quoted market prices for the instrument where the instrument is not frequently traded, by using quoted closing market prices for similar issues that are frequently traded in an active market or by using quoted market prices and applying estimated credit spreads, provided by third-party pricing services, to the par value of the security.

Those classified as Level 3 are valued by discounting the future cash flows of the specific debt instrument at an estimated yield to maturity equivalent to benchmark government bonds with similar terms to maturity, plus a credit risk premium equal to that of issuers of similar credit quality.

The Company has designated $1.2 billion United States dollar denominated Hybrid Notes as a hedge of the foreign currency exposure of its net investment in United States dollar denominated operations. An after-tax foreign currency gain of $97 million was recorded in Other Comprehensive Income for the year ended December 31, 2017 (2016 – $49 million loss after-tax). There was no ineffectiveness for the year ended December 31, 2017 (2016 – nil).

All other financial assets and liabilities, such as cash and cash equivalents, restricted cash, accounts receivable, short-term debt and accounts payable, are carried at cost. The carrying value approximates fair value due to the short-term nature of these financial instruments.